Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,859	$ 15,009
Cash and cash equivalents held in Trust Account		6,769
Other receivables	11,150
TOTAL CURRENT ASSETS	15,009	21,778
TOTAL ASSETS	15,009	21,778
Current liabilities:
Accounts payable		4,225
Accounts payable - related party	14,777
Accrued interest	6,430	3,676
Accrued interest - related party	5,528	451
Convertible notes payable, net	45,000	42,083
TOTAL CURRENT LIABILITIES	71,735	50,435
Convertible notes payable, net - related party	101,529	101,529
TOTAL LIABILITIES	173,264	151,964
Commitments and contingencies
Stockholders' deficit:
Preferred E Stock, par value $0.001 a share; 20,000 shares authorized: 0 shares issued and outstanding
Common Stock, par value $0.001 a share; 200,000,000 shares authorized: 161,704,695 shares issued and outstanding at June 30, 2022 and December 31, 2021	161,703	161,703
Additional paid-in capital	6,034,941	6,034,941
Accumulated deficit	(6,354,899)	(6,326,830)
TOTAL STOCKHOLDERS’ EQUITY	(158,255)	(130,186)
TOTAL LIABILTIIES AND STOCKHOLDERS’ EQUITY	$ 15,009	$ 21,778